Investments - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments and prepaid gold interests and other
Investments	$ 19,889		$ 19,889		$ 17,421
Proceeds on sale of investments	0	$ 1,488	4,040	$ 1,488
Investments | Financial assets at fair value through profit or loss
Investments and prepaid gold interests and other
Gain (loss) on change in fair value of investments	(700)	$ 500	4,900	$ 1,200
Investments | Level 1
Investments and prepaid gold interests and other
Investments	18,300		18,300		15,800
Investments | Level 3
Investments and prepaid gold interests and other
Investments	$ 1,600		$ 1,600		$ 1,600